13F-HR
09/30/02

0000889780
koong@h3

NONE
1
Michael A. Chisek
212-446-9330

mchisek@dccap.com

13F-HR
Form 13F Holdings Report

					UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30,
2002

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.) : 	[  ] is a restatement.
	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Michael A. Chisek
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Michael A. Chisek		New York, New York October 23,
2002

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.  /s/ Michael A. Chisek

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	26

Form 13F Information Table Value total:	$91,837


List of Other Included Managers:

No.	13F File Number		Name



















FORM 13F INFORMATION TABLE





























































NAME OF ISSUER

TITLE OF
CLASS

CUSIP

VALUE

SHARES/

SH/

PUT/

INVSTMT

OTHER

VOTING
AUTHORITY








(x$1000)

PRN AMT

PRN

CALL

DISCRETN

MANAGERS

SOLE
SHARED
NONE
































Celanese AG

COM

2507639

3801

208035

SH



Sole



208035


AOL Time Warner

COM

00184A105

1170

100000

SH



Sole



100000


Abercrombie and Fitch Co.

COM

002896207

6885

350000

SH



Sole



350000


Amgen Inc

COM

031162100

14824

355500

SH



Sole



355500


Calpine

COM

131347106

1976

800000

SH



Sole



800000


Chicago Bridge & Iron Co NV

COM

167250109

8405

350200

SH



Sole



350200


Citigroup Inc

COM

172967101

5930

200000

SH



Sole



200000


Dell Computer Corp

COM

247025109

3824

162661

SH



Sole



162661


Devry Inc

COM

251893103

7

400

SH



Sole



400


Dow Chemical Co

COM

260543103

956

35000

SH



Sole



35000


EMC Corporation

COM

268648102

1828

400000

SH



Sole



400000


El Paso

COM

28336L109

1654

200000

SH



Sole



200000


Enpro Industries

COM

29355X107

3430

1000000

SH



Sole



1000000


Goodyear Tire and Rubber Co

COM

382550101

4445

500000

SH



Sole



500000


Home Depot Inc

COM

437076102

3915

150000

SH



Sole



150000


Micron Technology

COM

595112103

2049

165620

SH



Sole



165620


Nike Class B

Class B

654106103

5182

120000

SH



Sole



120000


Pharamceutical Resources Inc

COM

717125108

839

30000

SH



Sole



30000


Sanmina-SCI Corp

COM

800907107

2438

880000

SH



Sole



880000


Sealed Air Corporation

COM

81211K100

3378

200000

SH



Sole



200000


Siebel Systems Inc

COM

826170102

1438

250000

SH



Sole



250000


Special Metals Corp

COM

847414103

143

715500

SH



Sole



715500


Titanium Metals Corporation

COM

888339108

1892

1140000

SH



Sole



1140000


Transkaryotic Therapies Inc

COM

893735100

65

2000

SH



Sole



2000


USG Corp.

COM

903293405

8000

2000000

SH



Sole



2000000


Whitehall Jewellers Inc

COM

965063100

3364

319800

SH



Sole



319800

